Income Taxes (Details) - Schedule of accounts for income taxes requires the use of asset and liability method - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of accounts for income taxes requires the use of asset and liability method [Abstract]
US	$ (307,027,145)	$ (15,754,427)
Total	$ (307,027,145)	$ (15,754,427)